Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2018
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Goodwill and Other Intangible Assets

NOTE 17	GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets, including goodwill, are identifiable, represent future economic benefits and are controlled by the Company. Goodwill is not amortized but is subject to annual impairment review.

Accounting Policies	Accounting Estimates and Judgments

Goodwill is carried at cost, is not amortized, and represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net identifiable assets of the acquired subsidiary at the date of acquisition.

An intangible asset is recognized when it is:

•  reliably measurable;

•  identifiable (separable or arises from contractual rights);

•  probable that expected future economic benefits will flow to the Company; and

•  controllable by the Company.

Amortization is recognized in net earnings as an expense related to the function of the intangible asset.

The following expenses are not recognized as an asset:

•  costs to maintain software programs; and

•  development costs that do not meet the capitalization criteria.

Goodwill is allocated to CGUs or groups of CGUs for impairment testing based on the level at which it is monitored by management, and not at a level higher than an operating segment. The allocation is made to those CGUs or groups of CGUs expected to benefit from the business combination in which the goodwill arose.

Judgment is applied in determining when expenditures are eligible for capitalization as intangible assets.

Estimation is applied to determine expected useful lives used in the straight-line amortization of intangible assets with finite lives.

The following estimated useful lives have been applied to finite-lived intangible assets as at December 31, 2018:

Useful Life Range (years)
Customer relationships	6 to 15
Technology	3 to 7
Trade names [1]	10 to 20
Other	1 to 30

1	Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives.

Useful lives are reviewed, and adjusted if appropriate, at least annually.

Supporting Information

Following is a reconciliation of intangible assets:

	Goodwill	Customer Relationships [2]	Technology	Trade Names	Other	Total Other Intangibles

Carrying amount – December 31, 2017	$97	$–	$–	$–	$69	$69
Merger impact (Note 3)	11,185	1,708	44	122	474	2,348
Other acquisitions (Note 3)	197	1	–	–	7	8
Additions	–	–	79	–	19	98
Disposals	–	–	–	–	(27)	(27)
Foreign currency translation	(48)	(20)	1	(4)	(6)	(29)
Amortization [1]	–	(135)	(7)	(28)	(87)	(257)

Carrying amount – December 31, 2018	$11,431	$1,554	$117	$90	$449	$2,210

Balance as at December 31, 2018 comprised of:
Cost	$11,438	$1,691	$124	$118	$586	$2,519
Accumulated amortization	(7)	(137)	(7)	(28)	(137)	(309)

Carrying amount	$11,431	$1,554	$117	$90	$449	$2,210

Carrying amount – December 31, 2016	$97	$–	$–	$–	$83	$83
Additions	–	–	–	–	1	1
Amortization [1]	–	–	–	–	(15)	(15)

Carrying amount – December 31, 2017	$97	$–	$–	$–	$69	$69

Balance as at December 31, 2017 comprised of:
Cost	$104	$–	$–	$–	$123	$123
Accumulated amortization	(7)	–	–	–	(54)	(54)

Carrying amount	$97	$–	$–	$–	$69	$69

1	Amortization of $225 was included in selling expenses during the year ended December 31, 2018 (2017 – $NIL).
2	The remaining amortization period of customer relationships at December 31, 2018, was approximately 8 years.

Goodwill Impairment Testing

Goodwill by groups of CGUs as at December 31 is as follows:

	2018	2017

Retail	$ 6,882	$–
Potash	154	–
Nitrogen	4,097	97
Phosphate and Sulfate	298	–

	$ 11,431	$97

The Company performed its annual impairment test on goodwill during the fourth quarter and did not identify any impairment.

In calculating the recoverable amount for goodwill, the Company used the FVLCD methodology based on discounted cash flows (five-year projections and a terminal year thereafter) and incorporated assumptions an independent market participant would apply. The Company adjusted discount rates for each group of CGUs for the risk associated with achieving its forecasts (five-year projections) and for the currency in which the Company expects to generate cash flows. FVLCD is a Level 3 measurement. The Company uses its market capitalization and comparative market multiples to corroborate discounted cash flow results.

The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and cash flow forecasts for each group of CGUs as derived from the Company’s strategic plan. These key assumptions were based on historical data from internal sources as well as industry and market trends. For each group of CGUs, terminal growth rates used and corresponding breakeven discount rates per annum that equate the recoverable amount to the carrying amount are as follows:

	Terminal Growth Rate	Breakeven Discount Rate

Retail	2.5%	8.3%
Potash	2.5%	13.1%
Nitrogen	2.0%	12.8%
Phosphate and Sulfate	2.0%	11.2%

For Retail, sensitivities of the key assumptions are as follows:

	Percentage Point Change	Change in Recoverable Amount

Discount rate	+0.1%	$(365)
	-0.1%	381

Terminal growth rate	+0.1%	$320
	-0.1%	(307)

Forecasted EBITDA over forecast period	+5.0%	$1,488
	-5.0%	(1,477)